COMMITMENTS	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS [Text Block]

17. COMMITMENTS

The Company and its subsidiaries are committed under lease agreements with third parties and related parties, for land, office space, and equipment in Nevada. A summary of the Company's future minimum payments as at March 31, 2026 is as follows:

Year ending March 31,	Third parties	Related parties	Total
	$	$	$
2027	769,381	812,906	1,582,287
2028	792,462	837,293	1,629,755
2029	816,236	862,412	1,678,648
2030	840,723	888,285	1,729,008
Thereafter	5,781,487	2,579,884	8,361,371
	9,000,289	5,980,780	14,981,069